Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Expected to be Transferred (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Trading assets	£ 19,158	£ 30,555
Derivative financial instruments	3,871	19,942
Other financial assets at fair value through profit and loss	3,224	2,096
Loans and advances to banks	2,892	3,466
Loans and advances to customers	201,260	199,332
Reverse repurchase agreements- non trading	13,611	2,614
Financial investments	20,986	17,611
Total assets held for sale	22,890	0
Liabilities
Deposits by banks	15,663	12,708
Trading liabilities	8,375	31,109
Derivative financial instruments	1,680	17,613
Total liabilities held for sale	20,658	£ 0
Held For Sale [member]
Assets
Trading assets	1,967
Derivative financial instruments	19,661
Other financial assets at fair value through profit and loss	309
Loans and advances to banks	27
Loans and advances to customers	748
Reverse repurchase agreements- non trading	74
Financial investments	104
Liabilities
Deposits by banks	23
Trading liabilities	1,842
Derivative financial instruments	18,793
Net assets held for sale	£ 2,232